Fair Value (Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value [Abstract]
Interest income	$ 56	$ 97
Interest expense
Change in fair value	$ (10)
Total change in fair value	$ 46	$ 97